Transactions with Related Parties, Former Parent Company (Details) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 07, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Transactions with Related Parties [Abstract]
Preferred stock, par value (in dollars per share)		$ 0.001		$ 0.001
Payments related to Spin-Off		$ 2,667,044	$ 0
Due from related parties, current		$ 4,848,344		$ 558,327
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred stock, issued (in shares)	140,000
Preferred stock, dividend rate	1.00%	1.00%		1.00%
Preferred stock, stated value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Castor [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Accrued dividends payable		$ 299,444
Related Party [Member] | Castor [Member]
Transactions with Related Parties [Abstract]
Payments related to Spin-Off		2,667,044
Due from related parties, current		27,602
Related Party [Member] | Castor [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred stock, issued (in shares)	140,000
Accrued dividends payable		$ 299,444